February 3, 2015

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Basic Value Fund, Inc. (the “Registrant”)
Securities Act File No. 002-58521
Investment Company Act File No. 811-02739

Ladies and Gentlemen:

In connection with the review by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) of Post-Effective Amendment No. 50 to the registration statement on Form N-1A of the Registrant, as filed with the Commission on December 5, 2014, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BlackRock Basic Value Fund, Inc.

By:	/s/ Benjamin Archibald
Name:	Benjamin Archibald
Title:	Secretary